Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Schedule of Inventories

	December 31, 2017	December 31, 2016
	$M	$M
Raw materials and consumables	31.0	28.3
Work in progress	28.1	30.5
Finished goods and goods for resale	23.1	23.7
	82.2	82.5